MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Value Fund

Supplement dated May 11, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information replaces similar information for the MassMutual Select Fundamental Value Fund under the heading Portfolio Managers (page 35 of the Prospectus) in the section titled Management:

Karen H. Grimes, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. She has managed the Fund since March 2008. She is expected to retire as of December 31, 2018.

The following information supplements the information for the MassMutual Select Fundamental Value Fund under the heading Portfolio Managers (page 35 of the Prospectus) in the section titled Management:

Adam H. Illfelder, CFA is a Managing Director and Equity Research Analyst at Wellington Management. He has managed the Fund since May 2018.

The following information replaces similar information found on pages 135-136 for Wellington Management Company LLP (“Wellington Management”) related to the MassMutual Select Fundamental Value Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Karen H. Grimes, CFA

has served as a portfolio manager of a portion of the Fundamental Value Fund since 2008. Ms. Grimes is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1995. Ms. Grimes is expected to retire as of December 31, 2018.

The following information supplements the information found on pages 135-136 for Wellington Management Company LLP (“Wellington Management”) related to the MassMutual Select Fundamental Value Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Adam H. Illfelder, CFA

is a portfolio manager of a portion of the Fundamental Value Fund. Mr. Illfelder is a Managing Director and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-18-06

FV-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 11, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for Wellington Management Company LLP related to the MassMutual Select Fundamental Value Fund found on page B-342 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Fundamental Value Fund are Karen H. Grimes and Adam H. Illfelder.

The following information supplements similar information for Wellington Management Company LLP related to the MassMutual Select Fundamental Value Fund found on page B-342 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Adam H. Illfelder
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of April 30, 2018.
**	Does not include the Fundamental Value Fund.

The following information replaces similar information for Wellington Management Company LLP related to the MassMutual Select Fundamental Value Fund found on page B-342 under the heading Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:

Ownership of Securities:

As of April 30, 2018, the portfolio managers did not own any shares of the Fundamental Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-18-04